Equity (Details) - USD ($)																		1 Months Ended								3 Months Ended						6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	May 12, 2026	May 06, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 12, 2025	Jul. 31, 2025	Jul. 14, 2025	Apr. 30, 2025	Mar. 31, 2025	Dec. 13, 2024	Nov. 18, 2024	Oct. 28, 2024	Jun. 30, 2024	Jun. 05, 2024	Mar. 07, 2024	Jul. 06, 2023	May 23, 2023	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Feb. 26, 2026	Jun. 05, 2025	Jun. 04, 2025	May 29, 2025	Mar. 26, 2025	Feb. 26, 2025	Jan. 09, 2025	Jan. 06, 2025	Dec. 15, 2024	Oct. 09, 2023
Equity [Line Items]
Common stock, shares authorized																		100,000,000					100,000,000			100,000,000						100,000,000		100,000,000			100,000,000	100,000,000
Preferred stock, shares authorized																		10,000,000					10,000,000			10,000,000						10,000,000		10,000,000			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)																		$ 0.0001					$ 0.0001			$ 0.0001						$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, stated value (in Dollars)
Percentage of common stock issued and outstanding																																					50.00%
Conversion price per share (in Dollars per share)																													$ 20			$ 0.00					$ 20	$ 225
Equity method investment (in Dollars)																							$ 10,636,544															$ 10,636,544
Deemed contribution (in Dollars)																																	$ 162,473				$ 162,473
Redemption, net of payables due to lab services (in Dollars)									$ 632,916																					$ 632,916
Total redemption (in Dollars)																														$ 13,377,916
Gross proceeds (in Dollars)							$ 450,500											$ 254		$ 254
Offering expenses (in Dollars)							$ 25,000
Number of exchange shares																	250																				5,000
Share issued																		684,041								684,041						684,041		242,874			242,874
Net proceeds (in Dollars)																																						$ 2,857,852
Purchase common stock							6,060
Purchase of warrants							832,576							4,000									3,600															3,600										146
Stock price per share (in Dollars per share)							$ 47						$ 20
Risk-free rate							4.01%																									4.10%	4.29%		4.29%
Volatility rate							91.10%																									121.81%	105.10%		105.10%
Expected life term							5 years																										3 years		3 years
Dividend yield rate							0.00%																									0.00%	0.00%		0.00%	0.00%
Warrants (in Dollars)							$ 354,297											$ 3,154,455								$ 3,154,455						$ 3,154,455
Pre-funded warrants (in Dollars)							25,000																									786,601					475,500
Stock-based compensation expense (in Dollars)																										218,483			4,454			218,483	$ 9,312		$ 1,829,871
Accrued liabilities (in Dollars)																												$ 42,385							42,385
Exercise price (in Dollars per share)														$ 150									$ 195															$ 195										$ 540
Share price (in Dollars per share)			$ 10.2
Aggregate fair value of the options granted (in Dollars)																												6,115							6,115
Professional fees (in Dollars)																										795,577			1,428,611			2,377,528	3,060,826				5,254,207	$ 1,590,268
Fair values of warrants (in Dollars)																										$ (1,652)			(561,176)			$ 1,275,237	(446,816)				(538,213)	(374,365)
Convertible debt issuance costs (in Dollars)																																					54,186
Cancelled, warrants														1,164
Warrants, exercised								4,363			314
Common shares													27,574					15,931								15,931						15,931
Percentage of common warrant			9.99%
Percentage of common stok outstanding			4.99%																													4.99%
Percentage of aggregate gross proceeds			1.00%																													1.00%
Percentage of aggregate common shares																																5.00%
Fair value (in Dollars)																		$ 294,001								$ 294,001						$ 294,001
Stock based compensation expense (in Dollars)																																454,430
Accrued liabilities (in Dollars)																		96,600					$ 17,703			96,600						96,600		$ 34,851			34,851	17,703
Prepaid expense (in Dollars)																		22,111								22,111						22,111		$ 33,743			33,743
Unpaid interest (in Dollars)													$ 5,524													177,763			82,755			259,792	164,711				$ 320,282	$ 325,486
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)																		360,638								360,638						360,638
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)																													6,115				6,115
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																										248,942			$ (28,085)			248,942	(18,926)
Roth Capital Partners, LLC [Member]
Equity [Line Items]
Sale of stock																									14,092
Aggregate offering price amount (in Dollars)																									$ 3,500,000
Average price (in Dollars per share)																									$ 202.8
Net proceeds (in Dollars)																									$ 2,544,311
Offering costs (in Dollars)																									$ 313,541
Wenzhao Lu [Member]
Equity [Line Items]
Number of exchange shares		103,734
Pre-funded warrants [Member]
Equity [Line Items]
Gross proceeds (in Dollars)							18,628																									763,614
Additional paid-in capital (in Dollars)							$ 6,372											$ 22,987								$ 22,987						$ 22,987
Share price (in Dollars per share)			$ 0.002															$ 0.002								$ 0.002						$ 0.002
cccshares			294,118
Purchase of aggregate shares (in Dollars)			$ 318,628
Gross proceeds (in Dollars)			$ 3,249,412
Percentage of common warrant																																9.99%
First Warrant [Member]
Equity [Line Items]
Purchase of warrants														3,333
Exercise price (in Dollars per share)														$ 195										$ 600
Warrant to purchase														3,333										438
Second Warrant [Member]
Equity [Line Items]
Purchase of warrants														4,000																										621,353
Exercise price (in Dollars per share)														$ 150										$ 390
Warrant to purchase														4,000										404
Warrants Issued in March 2024 [Member]
Equity [Line Items]
Risk-free rate															4.07%
Expected life term															5 years
Dividend yield rate															0.00%
Exercise price (in Dollars per share)															$ 600
Fair values of warrants (in Dollars)															$ 473
Stock price (in Dollars per share)															$ 120
Volatility rate															85.24%
Warrants Issued in June 2024 [Member]
Equity [Line Items]
Purchase of warrants														267
Risk-free rate														4.31%
Volatility rate														85.72%
Expected life term														5 years
Dividend yield rate														0.00%
Exercise price (in Dollars per share)									$ 150					$ 195																$ 150
Fair values of warrants (in Dollars)									$ 4,000					$ 3,600
Stock price (in Dollars per share)														$ 207.8
Convertible debt issuance costs (in Dollars)														$ 39,221
Series A-2 warrants [Member]
Equity [Line Items]
Stock price per share (in Dollars per share)																		$ 21.8								$ 21.8						$ 21.8
Risk-free rate																																3.42%
Volatility rate																																147.59%
Expected life term																																1 year 6 months
Dividend yield rate																																0.00%
Common shares			318,628
Warrant term			5 years															5 years								5 years						5 years
Fair value (in Dollars)																		$ 5,328,870								$ 5,328,870						$ 5,328,870
Warrant [Member]
Equity [Line Items]
Purchase of warrants														267									203															203										642
Exercise price (in Dollars per share)																		$ 10.2								$ 10.2						$ 10.2																$ 750
Fair values of warrants (in Dollars)																$ 150	$ 450																					$ 2,880
Series A-1 warrants [Member]
Equity [Line Items]
Stock price per share (in Dollars per share)																		21.8								21.8						$ 21.8
Risk-free rate																																3.57%
Volatility rate																																108.52%
Expected life term																																5 years
Dividend yield rate																																0.00%
Share price (in Dollars per share)			$ 12.75															$ 12.75								$ 12.75						$ 12.75
Fair value (in Dollars)																		$ 6,009,845								$ 6,009,845						$ 6,009,845
Placement Agent Warrants [Member]
Equity [Line Items]
Stock price per share (in Dollars per share)																		$ 21.8								$ 21.8						$ 21.8
Risk-free rate																																3.57%
Volatility rate																																108.52%
Expected life term																																5 years
Dividend yield rate																																0.00%
Pre-funded Warrants Issued [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 10.2
Pre-funded warrants to purchase				17,715																		17,715
Common shares			24,510
cccshares			294,118
Purchase of aggregate shares (in Dollars)			$ 318,628
Percentage of common warrant			9.99%
Common Shares Issued for Pre-funded Warrant Cash Exercise [Member]
Equity [Line Items]
Share issued																		127,068		127,068						127,068						127,068
Pre-funded warrants to purchase																		127,068		127,068						127,068						127,068
Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage																																												40.00%
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																		10,000,000								10,000,000						10,000,000
Common Stock [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding																																					(50.00%)
Consideration issuable shares																																					1
Number of exchange shares												10,302																										7,258
Share issued				63,434				21,459			2,119											63,434
Fair market values (in Dollars)																																			1,880,786
Share price (in Dollars per share)																																									$ 70.6
Pre-funded warrants to purchase			86,679
Warrants, exercised																											63,434		12,115	9,344							21,459	2,119
Common shares																		32,750								32,750						32,750							10.2
Percentage of aggregate common shares			5.00%
Prepaid expense (in Dollars)																		$ 32,445								$ 32,445						$ 32,445
Common Stock [Member] | First Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																$ 1,350
Common Stock [Member] | Series A-1 warrants [Member]
Equity [Line Items]
Common shares			15,931
Common Stock [Member] | Pre-funded Warrants Issued [Member]
Equity [Line Items]
Share issued				17,713																		17,713
Share price (in Dollars per share)			$ 0.002
Common shares			318,628
Pre-funded warrants [Member]
Equity [Line Items]
Purchase of warrants							17,715
Stock Options [Member]
Equity [Line Items]
Stock-based compensation expense (in Dollars)																												470,350			$ 60,000				(51,159)	$ 14,829
Aggregate intrinsic value of both stock options outstanding a (in Dollars)																																10,000			0
Compensation and related benefits (in Dollars)																																			19,878	$ 31,281
Professional fees (in Dollars)																																			28,238
Aggregate intrinsic value (in Dollars)																		$ 15,000								15,000						$ 15,000
Securities Purchase Agreement [Member]
Equity [Line Items]
Conversion percentage																																80.00%
Number of exchange shares																																5,000
Common stock shares issued (in Dollars)							$ 475,500
Purchase of warrants							17,715
Convertible debt issuance costs (in Dollars)																										$ 9,200						$ 177,659
Warrant [Member]
Equity [Line Items]
cashless exercised			86,679
Warrant [Member] | Pre-funded Warrants Issued [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 0.002
Private Placement [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 10.2
Common shares			24,510
Percentage of aggregate gross proceeds			7.00%																													7.00%
Private Placement [Member] | Common Stock [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 10.2
Common shares			24,510
Common Shares Issued for Accrued Bridge Loan Payable Commitment Fee [Member]
Equity [Line Items]
Number of exchange shares																																5,000
Common stock shares issued (in Dollars)																																$ 138,000
Accrued commitment fee (in Dollars)																																138,000
Common Shares Issued upon Waiver to Enter into Note Agreement [Member]
Equity [Line Items]
Common stock shares issued (in Dollars)																																$ 58,200
Share issued																		10,000								10,000						10,000
RPM [Member]
Equity [Line Items]
Percentage of own in excess					100.00%
Stock Options [Member]
Equity [Line Items]
Professional fees (in Dollars)																										$ 30,459			$ 32,539			$ 30,459
Convertible Debt Note [Member]
Equity [Line Items]
Conversion price																																					10.00%
July 2025 Convertible Note [Member]
Equity [Line Items]
Share issued						500
Fair market values (in Dollars)				$ 545,950		$ 26,800
Unpaid interest (in Dollars)																										0			82,755			23,192	164,711
July 2025 Convertible Note [Member] | Second Warrant [Member]
Equity [Line Items]
Fair values of warrants (in Dollars)																										621,353			$ 621,353			621,353	621,353
June 2024 Convertible Note [Member]
Equity [Line Items]
Number of exchange shares														1,340
Purchase of warrants														7,333
Exercise price (in Dollars per share)																																								$ 150
Converted principal amount (in Dollars)																							$ 288,223
Unpaid interest (in Dollars)																																					$ 320,282	$ 325,486
June 2024 Convertible Note [Member] | Warrant [Member]
Equity [Line Items]
Number of exchange shares														1,340
Purchase of warrants									4,000					7,333																4,000				3,600			3,600			4,000
Exercise price (in Dollars per share)																																		$ 195			$ 195
June 2024 Convertible Note [Member] | Conversion Share [Member]
Equity [Line Items]
Converted principal amount (in Dollars)																																					$ 2,010,827
Unpaid interest (in Dollars)																																					$ 233,795
Preferred stock converted																																					112,231
Share price (in Dollars per share)																																		20			$ 20
Related Party [Member]
Equity [Line Items]
Unpaid interest (in Dollars)																																						$ 42,445
Related Party [Member] | Finder’s fee [Member]
Equity [Line Items]
Exercise price (in Dollars per share)														$ 195	$ 600
Warrant to purchase														267	35
Mast Hill [Member]
Equity [Line Items]
Purchase of warrants																							450															450
Exercise price (in Dollars per share)																																		$ 195			$ 195
Pre-funded warrants to purchase																																		267			267
Fair values of warrants (in Dollars)																																					$ 1,854	$ 3,714
Mast Hill [Member] | Second Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																																		$ 150			$ 150
Pre-funded warrants to purchase																																		4,000			4,000
Fair values of warrants (in Dollars)																																					$ 32,175
Mast Hill [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Purchase of warrants															438
Exercise price (in Dollars per share)															$ 600
Convertible note payable (in Dollars)															$ 20,374
Mast Hill [Member] | Warrants Issued in June 2024 [Member]
Equity [Line Items]
Purchase of warrants														3,333
Exercise price (in Dollars per share)														$ 195
Convertible note payable (in Dollars)														$ 418,194
Mast Hill [Member] | Warrant [Member]
Equity [Line Items]
Purchase of warrants								3,333	417					3,600	473		450						473							417								473					175					378
Exercise price (in Dollars per share)														$ 195	$ 600		$ 1,350																															$ 750
Pre-funded warrants to purchase														267	473		450																															378
Fair values of warrants (in Dollars)																																						$ 8,191
Mast Hill [Member] | June 2024 Convertible Note [Member]
Equity [Line Items]
Purchase of warrants																																		3,600			3,600
Exercise price (in Dollars per share)																																															$ 0.2
Converted principal amount (in Dollars)																						$ 545,950												$ 2,010,827
Third Party [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Purchase of warrants															35
Exercise price (in Dollars per share)															$ 600
Convertible note payable (in Dollars)															$ 1,679
Third Party [Member] | Warrants Issued in June 2024 [Member]
Equity [Line Items]
Exercise price (in Dollars per share)														$ 195
Third Party [Member] | Warrant [Member]
Equity [Line Items]
Pre-funded warrants to purchase														7,600
Warrants Exercised [Member] | Stock Options [Member]
Equity [Line Items]
Aggregate intrinsic value (in Dollars)																		$ 19,000								19,000		$ 0				19,000			$ 0
Convertible Debt [Member]
Equity [Line Items]
Number of exchange shares																																						1,690
Common stock shares issued (in Dollars)																																$ 583,475						$ 320,546
Previously Reported [Member]
Equity [Line Items]
Share issued																							72,299											242,874			242,874	72,299
Prepaid expense (in Dollars)																							$ 59,664											$ 33,219			$ 33,219	$ 59,664
Previously Reported [Member] | Stock Options [Member]
Equity [Line Items]
Professional fees (in Dollars)																																	$ 28,238
Minimum [Member]
Equity [Line Items]
Conversion percentage																																					80.00%
Risk-free rate																																				3.47%
Volatility rate																																				83.10%
Expected life term																																1 year 6 months				3 years
Minimum [Member] | Series A-2 warrants [Member]
Equity [Line Items]
Percentage of common warrant			4.99%																													4.99%
Maximum [Member]
Equity [Line Items]
Risk-free rate																																				4.79%
Expected life term																																3 years				5 years
Maximum [Member] | Series A-2 warrants [Member]
Equity [Line Items]
Percentage of common warrant			9.99%																													9.99%
Series A Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																							$ 9,000,000															$ 9,000,000							$ 9,000,000
Percentage of common stock issued and outstanding																																					100.00%
Conversion price per share (in Dollars per share)																																		$ 3,000			$ 3,000
Conversion percentage																																					90.00%
Preferred stock, shares issued																							9,000											0			0	9,000
Preferred stock, shares outstanding																							9,000											0			0	9,000
Issued shares																																													9,000
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																		15,000			15,000
Preferred stock, par value (in Dollars per share)																																		$ 0.0001			$ 0.0001
Series A Convertible Preferred Stock [Member] | Convertible Debt Note [Member]
Equity [Line Items]
Conversion price																																					10.00%
Series A Convertible Preferred Stock [Member] | Mr. Lu [Member]
Equity [Line Items]
Issued shares					9,000
Series A Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																																		$ 1,000			$ 1,000
Series D Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																														5,000
Preferred stock, par value (in Dollars per share)																																														$ 0.0001
Preferred stock, stated value (in Dollars)																																		$ 8,837,527			$ 8,837,527									$ 1,000
Percentage of common stock issued and outstanding																																					100.00%
Conversion price per share (in Dollars per share)																		$ 48.2								$ 48.2		$ 48.2				$ 48.2		$ 30	$ 48.2		$ 30
Preferred stock, shares issued																		0					0			0						0		5,000			5,000	0							5,000
Preferred stock, shares outstanding																		0					0			0						0		5,000			5,000	0
Issued shares					5,000																																								5,000
Equity method investment (in Dollars)					$ 9,000,000
Deemed contribution (in Dollars)																																			$ 162,473		$ 162,473
Series D Preferred Stock [Member] | Wenzhao Lu [Member]
Equity [Line Items]
Number of cancelled shares		5,000
Series D Preferred Stock [Member] | Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage									40.00%																					40.00%
Series D Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares outstanding																																		5,000			5,000
Percentage of own in excess																																		4.99%			4.99%
Series D Preferred Stock [Member] | Conversion Share [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)																																		$ 48.2			$ 48.2
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share)																																		$ 0.0001			$ 0.0001
Preferred stock, stated value (in Dollars)																																		$ 1,000			$ 1,000
Conversion price per share (in Dollars per share)																																		$ 1,134			$ 1,134
Equity method investment (in Dollars)									$ 11,029,221																					$ 11,029,221
cccshares																																		9,700			9,700
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																		15,000			15,000
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																							$ 11,000,000															$ 11,000,000
Percentage of common stock issued and outstanding																																					100.00%
Conversion price per share (in Dollars per share)																																		$ 48.2			$ 48.2
Preferred stock, shares issued																							11,000											0			0	11,000
Preferred stock, shares outstanding																							11,000											0			0	11,000
Conversion price per share (in Dollars per share)																																					$ 1,134
Equity method investment (in Dollars)																																												$ 11,000,000
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)									2,348,695																					$ 2,348,695
Preferred stock converted																														(11,000)							(11,000)
Series B Convertible Preferred Stock [Member] | Lab Services MSO [Member]
Equity [Line Items]
Equity method investment (in Dollars)									11,000,000																					$ 11,000,000
Payment of closing the redemption (in Dollars)									$ 1,745,000																					$ 1,745,000
Series B Holder [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding																																					50.00%
Series C Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized										10,000
Preferred stock, par value (in Dollars per share)										$ 0.0001
Preferred stock, stated value (in Dollars)										$ 1,000								$ 2,540,000								$ 2,540,000						$ 2,540,000		$ 3,790,000			$ 3,790,000
Percentage of common stock issued and outstanding																																					100.00%
Conversion price per share (in Dollars per share)																		$ 48.2								$ 48.2						$ 48.2		$ 48.2			$ 48.2
Preferred stock, shares issued																		2,550					3,500			2,550						2,550		3,800			3,800	3,500
Preferred stock, shares outstanding																		2,550					3,500			2,550						2,550		3,800			3,800	3,500
Percentage of stated value of preferred stock																		100.00%								100.00%						100.00%
Series C Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share)										$ 0.0001
Preferred stock, stated value (in Dollars)										$ 1,000
Preferred stock, shares issued																							3,500											3,800			3,800	3,500
Preferred stock, shares outstanding																							3,500											3,800			3,800	3,500
Number of exchange shares										10,000
Preferred stock converted																			527
Series C Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares issued																																		5,000			5,000
Percentage of own in excess																		19.99%								19.99%						19.99%		19.99%			19.99%
Series C Preferred Stock [Member] | Previously Reported [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																							$ 3,500,000											$ 3,790,000			$ 3,790,000	$ 3,500,000
Series C Preferred Stock [Member] | Minimum [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own in excess																																		19.99%			19.99%					19.99%
Series C Preferred Stock [Member] | Maximum [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own in excess																																		4.99%			4.99%					4.99%
Series E Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized					19,500
Preferred stock, stated value (in Dollars)					$ 14,916,753													$ 14,813,253								$ 14,813,253						$ 14,813,253		$ 14,916,753			$ 14,916,753
Conversion price per share (in Dollars per share)																		$ 30								$ 30						$ 30		$ 1,134			$ 1,134
Preferred stock, shares issued					19,500													19,396					0			19,396						19,396		19,500			19,500	0
Preferred stock, shares outstanding																		19,396					0			19,396						19,396		19,500			19,500	0
Series E Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized					19,500
Preferred stock, par value (in Dollars per share)					$ 0.0001
Preferred stock, stated value (in Dollars)					$ 1,000
Conversion price per share (in Dollars per share)					$ 30
Preferred stock, shares issued					19,500													19,396								19,396						19,396
Preferred stock, shares outstanding																																		19,500			19,500
Conversion price per share (in Dollars per share)	$ 30				$ 30
Percentage of share value					100.00%
Percentage of stated value of preferred stock																		100.00%								100.00%						100.00%
Series E Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock converted																			104
Conversion of shares																			3,450
Series E Convertible Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares issued																																		19,500			19,500
Preferred stock, shares outstanding																		19,396								19,396						19,396
Series E Convertible Preferred Stock [Member] | Affiliates [Member]
Equity [Line Items]
Percentage of own in excess					4.99%													4.99%								4.99%						4.99%
Series C Convertible Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)						$ 48.2																	$ 48.2															$ 48.2
Sale of stock						300																																3,500
Preferred stock and received proceeds (in Dollars)																																						$ 3,500,000
Gross proceeds (in Dollars)						$ 290,000
Offering expenses (in Dollars)						$ 10,000
Conversion of shares																					15,000
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																		2,550								2,550						2,550		3,800			3,800
Preferred stock, shares outstanding																		2,550								2,550						2,550		3,800			3,800
Preferred stock converted																					723
Conversion of shares																			10,934
Common Stock [Member]
Equity [Line Items]
Share price (in Dollars per share)																																									$ 70.6
Common Stock [Member] | Pre-funded warrants [Member]
Equity [Line Items]
Gross proceeds (in Dollars)							$ 121,203																									$ 94,957
Pre-funded warrants [Member]
Equity [Line Items]
Purchase of warrants																																															7,500
Exercise price (in Dollars per share)																																															$ 0.2
Warrant [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Exercise price (in Dollars per share)															$ 600
Pre-funded warrants to purchase															473
Series D Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																														5,000
Preferred stock, par value (in Dollars per share)																																														$ 0.0001
Preferred stock, stated value (in Dollars)																																														$ 1,000
Preferred stock, shares issued																																		5,000			5,000
Preferred stock, shares outstanding																		0								0						0
Percentage of stated value of preferred stock																		100.00%								100.00%						100.00%
Series D Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																		0								0						0
Preferred stock, shares outstanding																																		5,000			5,000
Series D Convertible Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own in excess																		4.99%								4.99%						4.99%
Series D Convertible Preferred Stock [Member] | Conversion Share [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)																		$ 48.2								$ 48.2						$ 48.2